MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES

1221 Avenue of the Americas
New York, New York 10020

May 3, 2007

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re: Morgan Stanley Select Dimensions Investment Series (“Registrant”)
File Nos. 33-54047, 811-7185
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of prospectuses (one for each of Class X shares and Class Y shares, unless otherwise specified) for each of the Portfolios listed below that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 13, 2007.

The Flexible Income Portfolio

The Balanced Portfolio

The Utilities Portfolio

The Equally-Weighted S&P 500 Portfolio

The Growth Portfolio

The Focus Growth Portfolio (Class Y only)

The Capital Opportunities Portfolio

The Global Equity Portfolio

The Developing Growth Portfolio

The prospectuses for The Dividend Growth Portfolio (one for each of Class X shares and Class Y shares), The Money Market Portfolio (one for each of Class X shares and Class Y shares) and The Focus Growth Portfolio (Class X), and the Registrant’s Statement of Additional Information have been filed separately via EDGAR pursuant to Rule 497(c).

Very truly yours,

/s/ Alice J. Gerstel
Alice J. Gerstel
Assistant Secretary

Enclosures

cc:   Amy R. Doberman